UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The average total net of fees return† of the LSV Emerging Markets Equity Fund, the benchmark MSCI Emerging Markets Index and the MSCI Emerging Markets Value Index for the trailing periods ending April 30, 2024 were as follows:

	Trailing 6-months	One Year	Three Years	Since Inception
LSV Emerging Markets Equity Fund, Institutional Shares*	19.16%	18.25%	4.38%	7.21%

Benchmark:
MSCI Emerging Markets Index	15.41%	9.88%	-5.69%	3.16%

Value Benchmark:
MSCI Emerging Markets Value Index	14.74%	11.64%	-1.44%	2.76%

† Periods longer than one year are annualized.

* Month Ended April 30, 2024.

Institutional Class Shares performance as of 3/31/24: 19.51% (1-year), 5.14% (3 Year) and 7.07% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Inception date 1/18/2019.

Despite concerns surrounding higher interest rates and geopolitical tensions, global equities rallied over the past six-month period, thanks to optimism regarding the potential for interest rate cuts from global central banks later in the year. Emerging market equities underperformed their developed market peers in the six months ending April 30th 2024 with The MSCI Emerging Markets Index was up 15.41% (in USD) versus the MSCI World Index gaining 20.30% (in USD). From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) underperformed growth over the period—the MSCI Emerging Markets Value Index was up 14.74% while the MSCI Emerging Markets Growth Index was up 16.05% (both in USD). The LSV Emerging Markets Equity Fund, Institutional Class Shares, was up 19.16% for the period.

The Fund’s deeper value bias contributed positively to relative performance over the over the period despite the underperformance of ‘value’ as a style—as stocks that were cheap on the basis of forecasted earnings and cash flow basis, which we favor, performed well. Performance attribution further indicates that both stock selection and sector allocation contributed positively to portfolio relative returns for the period. Stock selection relative gains were largely the result of the outperformance of deep value names within Financials, Energy, and Materials. Within Financials, holdings in the Specialized Finance and Diversified Banks industries performed particularly well. Within Energy, holdings in Oil & Gas Exploration & Production, Integrated Oil & Gas, and Oil & Gas Storage & Transportation also added to relative returns. Within Materials not owning expensive stocks within Commodity Chemicals also added value while holdings in the Aluminum and Diversified Metals & Mining industries outperformed. On the negative side, stock selection detracted within Information Technology and Consumer Discretionary. From a sector perspective, relative gains modest and primarily the result of our overweight to Energy and underweight to Consumer Discretionary stocks.

Top contributors for the past six months included our overweight positions in Power Finance, REC Limited, Oil India, Oracle Financial Services Software, Gail (India), Kia Corp, PetroChina, Canara Bank, Coal India, and Amara Raja Energy & Mobility. Not owning Wuxi Biologics, Meituan, Netease, Yum China Holdings and BYD also added value. The main individual detractors included our overweight positions in Abu Qir Fertilizers & Chemical Industries, Lenovo Group, China Medical System Holdings, Krung Thai Bank Public, Zhongsheng Group Holdings, Origin Property, Vodacom Group, Minerva and Bangkok Bank Public Company. Not owning SK Hynix, Tencent, Reliance Industries, Bharti Airtel, Hyundai Motor and HLB Incorporated also detracted.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.3x forward earnings compared to 13.0x for the MSCI Emerging Markets Index, 1.1x book value compared to 1.7x for the MSCI Emerging Markets Index and 6.1x cash flow compared to 10.7x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Industrials, Energy and Financials while underweight the Consumer Discretionary, Communication Services and Information Technology sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI Emerging Markets Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across the emerging markets.

The MSCI Emerging Markets Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across the emerging markets.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2024	(Unaudited)

Sector Weightings †:

†  Percentages are based on total investments.

Schedule of Investments
LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (95.5%)
Brazil (3.1%)
Banco do Brasil	48,600	$258
Camil Alimentos	44,100	71
JBS	35,400	160
Telefonica Brasil	5,800	53
Vale	16,500	201
Vibra Energia	15,100	68

		811

Chile (0.7%)
Cencosud	83,100	142
Cia Cervecerias Unidas	6,200	38

		180

China (24.8%)
3SBio	89,000	71
Alibaba Group Holding	66,500	622
Anhui Conch Cement, Cl H	12,500	29
AviChina Industry & Technology, Cl H	195,000	84
BAIC Motor, Cl H	305,500	87
Baidu, Cl A*	6,240	81
Bank of China, Cl H	762,000	342
Bank of Communications, Cl H	208,000	150
Beijing Enterprises Holdings	22,500	72
China BlueChemical	302,000	96
China CITIC Bank, Cl H	263,000	154
China Coal Energy, Cl H	84,000	85
China Everbright	34,000	18
China Everbright Bank, Cl H	265,000	80
China Feihe	194,000	106
China Hongqiao Group	58,000	80
China Medical System Holdings	44,000	39
China Merchants Port Holdings	52,000	69

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
China Minsheng Banking, Cl H	254,000	$93
China Nonferrous Mining	141,000	127
China Pacific Insurance Group, Cl H	39,000	85
China Petroleum & Chemical, Cl H	268,000	160
China Reinsurance Group, Cl H	740,000	53
China Resources Medical Holdings	121,000	64
China Suntien Green Energy, Cl H	88,000	36
China Tower, Cl H	554,000	65
China XLX Fertiliser	128,000	58
China Yongda Automobiles Services Holdings	98,000	27
CSPC Pharmaceutical Group	134,000	110
Far East Horizon	91,000	68
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	58
Hengan International Group	15,000	50
Horizon Construction Development*	3,370	1
JOYY ADR	289	9
Kangji Medical Holdings	64,000	59
Kunlun Energy	92,000	89
Lenovo Group	224,000	252
Lonking Holdings	152,000	28
NetDragon Websoft Holdings	32,000	45
New China Life Insurance, Cl H	34,700	67
People’s Insurance Group of China, Cl H	310,000	102
PetroChina, Cl H	454,000	422
PICC Property & Casualty, Cl H	164,000	204
Ping An Insurance Group of China, Cl H	12,000	54
Postal Savings Bank of China, Cl H	146,000	76
SciClone Pharmaceuticals Holdings	65,000	149
Shanghai Pharmaceuticals Holding, Cl H	36,000	51
Shougang Fushan Resources Group	210,000	80
Sinopec Engineering Group, Cl H	124,000	80
Sinopharm Group, Cl H	48,000	121
Sinotrans, Cl H	215,000	103
Sinotruk Hong Kong	56,000	139
SITC International Holdings	38,000	82
TCL Electronics Holdings	64,000	42

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
Tencent Music Entertainment Group ADR*	13,500	$169
Tianneng Power International	72,000	55
Vipshop Holdings ADR	8,700	131
Want Want China Holdings	83,000	47
Weichai Power, Cl H	85,000	174
Yangzijiang Shipbuilding Holdings	81,400	104
Yuexiu Transport Infrastructure	98,000	49
Zhejiang Expressway, Cl H	68,000	44
Zhengzhou Coal Mining Machinery Group, Cl H	63,400	104
Zhongsheng Group Holdings	43,500	79

		6,530

Egypt (0.4%)
Abou Kir Fertilizers & Chemical Industries	43,900	57
Eastern SAE	117,100	54

		111

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,600	104

Hong Kong (1.3%)
Grand Pharmaceutical Group	124,500	69
Kingboard Laminates Holdings	66,000	57
Orient Overseas International	6,000	88
SSY Group	224,000	135

		349

Hungary (1.0%)
Magyar Telekom Telecommunications	26,200	66
MOL Hungarian Oil & Gas	10,900	89
OTP Bank Nyrt	2,400	119

		274

India (16.4%)
Amara Raja Energy & Mobility	12,400	163
Aurobindo Pharma	3,500	48
Bank of Baroda	40,800	137
Canara Bank	31,400	233

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
Chambal Fertilisers and Chemicals	15,347	$78
Coal India	48,300	263
Firstsource Solutions	57,100	144
GAIL India	88,800	222
General Insurance Corp of India	21,600	89
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	101
Gujarat State Fertilizers & Chemicals	50,600	149
HCL Technologies	5,400	88
Indian Bank	29,300	192
JK Paper	27,900	127
Mahanagar Gas	6,973	121
Natco Pharma	2,000	24
National Aluminium	26,900	60
NMDC	69,700	212
NMDC Steel*	44,900	35
NTPC	18,400	80
Oil & Natural Gas	67,600	228
Oil India	31,200	231
Petronet LNG	42,400	157
Power Finance	44,400	234
Power Grid Corp of India	50,266	181
REC	41,400	251
Redington	64,800	169
Union Bank of India	74,100	137
UPL	8,200	50
Vedanta	24,400	116

		4,320

Indonesia (1.5%)
Astra International	208,300	66
Bank Negara Indonesia Persero	295,400	95
Bukit Asam	279,400	52
Matahari Department Store	249,400	24
Telkom Indonesia Persero	370,100	72
United Tractors	58,800	90

		399

Kuwait (0.4%)
Mobile Telecommunications KSCP	75,000	119

Malaysia (1.5%)
AMMB Holdings	88,000	77
CIMB Group Holdings	61,600	85
RHB Bank	62,800	72
Scientex	64,200	56

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Malaysia (continued)
Sime Darby	199,000	$118

		408

Mexico (3.3%)
Cemex*	208,200	165
Coca-Cola Femsa	21,182	210
Fibra Uno Administracion‡	55,800	80
Grupo Financiero Banorte, Cl O	11,500	114
Grupo Mexico	22,000	136
Kimberly-Clark de Mexico, Cl A	29,657	62
Megacable Holdings	32,700	95

		862

Philippines (0.3%)
DMCI Holdings	460,100	88

Poland (1.4%)
Asseco Poland	5,300	104
ORLEN	5,226	85
Powszechny Zaklad Ubezpieczen	14,000	177

		366

Russia (–%)
Gazprom PJSC(A),(B)*	11,300	—
LUKOIL PJSC(A),(B)	2,300	—
Magnit PJSC(A),(B)	1,000	—
MMC Norilsk Nickel PJSC(A),(B)	370	—
Mobile TeleSystems PJSC(A),(B)	13,800	—

		—

Saudi Arabia (3.0%)
Arab National Bank	23,500	193
Banque Saudi Fransi	10,000	98
Etihad Etisalat	12,100	167
Mobile Telecommunications Saudi Arabia	26,600	86
Saudi Awwal Bank	11,600	126
Saudi Investment Bank	24,500	110

		780

South Africa (2.6%)
Absa Group	11,400	88
African Rainbow Minerals	4,300	44
Astral Foods*	2,435	19
Exxaro Resources	5,300	51

LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Africa (continued)
Foschini Group	10,400	$55
Impala Platinum Holdings	11,324	50
MTN Group	19,400	93
Nedbank Group	5,600	68
Oceana Group	16,600	67
Tiger Brands	5,029	55
Vodacom Group	19,800	95

		685

South Korea (11.5%)
BGF retail	800	75
DB HiTek	1,900	56
DB Insurance	2,100	147
DL E&C	332	9
Doosan Bobcat	3,200	120
Hana Financial Group	2,900	122
Hankook & Co	5,100	60
Hyundai GF Holdings	4,572	16
Hyundai Glovis	800	105
Hyundai Green Food	2,427	21
Hyundai Home Shopping Network	1,000	39
Hyundai Marine & Fire Insurance	2,800	63
Kginicis	1,700	14
Kia	4,000	339
KT	4,800	120
KT&G	1,300	84
LG	2,100	120
Lotte Chilsung Beverage	1,000	91
LX INTERNATIONAL CORP	2,700	54
LX Semicon	1,000	53
Samsung Electronics	10,400	579
Samsung Fire & Marine Insurance	600	134
Samsung SDS	1,000	115
Shinhan Financial Group	5,300	178
Shinsegae	500	60
SK Telecom	2,100	78
SNT Motiv	2,000	67
Value Added Technology	2,700	57
Vieworks	2,300	46

		3,022

Taiwan (16.9%)
ASE Technology Holding	51,000	229
Cathay Financial Holding	43,000	66
Chicony Electronics	20,000	124
Chipbond Technology	22,000	51
ChipMOS Technologies	58,000	81
Compal Electronics	54,000	59
Compeq Manufacturing	58,000	137
CTBC Financial Holding	266,000	278

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Taiwan (continued)
Foxsemicon Integrated Technology	16,000	$148
Global Brands Manufacture	26,000	58
Global Mixed Mode Technology	8,000	70
Hon Hai Precision Industry	62,000	295
King Yuan Electronics	51,000	148
MediaTek	10,000	302
Micro-Star International	21,000	102
Novatek Microelectronics	11,000	208
Pou Chen	98,000	108
Powertech Technology	34,000	181
Primax Electronics	36,000	107
Radiant Opto-Electronics	29,000	177
Sigurd Microelectronics	41,000	93
Simplo Technology	9,000	120
Sino-American Silicon Products	22,000	131
SinoPac Financial Holdings	46	—
Taiwan Semiconductor Manufacturing	15,000	360
Topco Scientific	10,288	79
Tripod Technology	18,000	108
United Integrated Services	14,000	169
United Microelectronics	151,000	232
Yuanta Financial Holding	162,472	152
Zyxel Group	57,000	72

		4,445

Thailand (1.8%)
Bangkok Bank	17,700	65
Kasikornbank	24,000	84
Kiatnakin Phatra Bank	43,700	61
Krung Thai Bank	286,900	131
Origin Property	273,000	52
Quality Houses	593,800	35
Supalai	96,600	51

		479

Turkey (1.8%)
BIM Birlesik Magazalar	11,400	136
Coca-Cola Icecek	6,400	143
Haci Omer Sabanci Holding	52,200	150
Turkiye Sise ve Cam Fabrikalari	29,600	46

		475

United Arab Emirates (1.4%)
Air Arabia PJSC	130,600	95
Emaar Properties PJSC	59,100	132

LSV Emerging Markets Equity Fund
	Shares	Value (000)
United Arab Emirates (continued)
Emirates NBD Bank PJSC	31,300	$145

		372

TOTAL FOREIGN COMMON STOCK (Cost $22,441)		25,179

Foreign Preferred Stock (1.7%)
Brazil** (1.7%)
Banco do Estado do Rio Grande do Sul	36,000	88
Cia Energetica de Minas Gerais	66,820	125
Itausa	59,010	109
Petroleo Brasileiro	16,500	133

		455

TOTAL FOREIGN PREFERRED STOCK (Cost $412)		455

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 *	3,642	—
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

		—

TOTAL WARRANTS (Cost $–)		—

	Face Amount (000)
Repurchase Agreement (2.4%)
South Street Securities 5.000%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $639 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $209, 0.625% - 4.625%, 03/15/2025 – 02/15/2033; total market value $651)	$639	639

TOTAL REPURCHASE AGREEMENT (Cost $639)		639

Total Investments – 99.6% (Cost $23,492)		$26,273

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

Percentages are based on Net Assets of $26,378 (000).

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	No rate available.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Foreign Common Stock
Brazil	$811	$–	$–	$811
Chile	180	–	–	180
China	310	6,220	–	6,530
Egypt	–	111	–	111
Greece	–	104	–	104
Hong Kong	–	349	–	349
Hungary	89	185	–	274
India	–	4,320	–	4,320
Indonesia	52	347	–	399
Kuwait	–	119	–	119
Malaysia	–	408	–	408
Mexico	862	–	–	862
Philippines	–	88	–	88
Poland	–	366	–	366
Russia‡	–	–	–^	–
Saudi Arabia	–	780	–	780
South Africa	–	685	–	685
South Korea	–	3,022	–	3,022
Taiwan	–	4,445	–	4,445
Thailand	–	479	–	479
Turkey	–	475	–	475
United Arab Emirates	277	95	–	372

Total Foreign Common Stock	2,581	22,598	–	25,179

Foreign Preferred Stock Brazil	455	–	–	455

Total Foreign Preferred Stock	455	–	–	455

Total Warrants	–	–	–	–

Total Repurchase Agreement	–	639	–	639

Total Investments in Securities	$3,036	$23,237	$–	$26,273

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

‡

For the period ended April 30, 2024, there were no significant changes into/ out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(473) ($ Thousands). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until April 30, 2024, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2024	(Unaudited)

LSV Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $23,492)	$26,273
Foreign Currency, at Value (Cost $250)	248
Receivable for Investment Securities Sold	81
Dividends and Interest Receivable	67
Receivable for Capital Shares Sold	5
Reclaims Receivable	2
Prepaid Expenses	24

Total Assets	26,700

Liabilities:
Accrued Foreign Capital Gains Tax	230
Payable to Custodian	53
Payable for Custody Fees	21
Payable for Investment Securities Purchased	14
Payable due to Investment Adviser	2
Payable due to Administrator	1
Payable due to Trustees	1

Total Liabilities	322

Net Assets	$26,378

Net Assets Consist of:
Paid-in Capital	$24,132
Total Distributable Earnings	2,246

Net Assets	$26,378

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($23,905 ÷ 2,063,474 shares)(1)	$11.58

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($2,473 ÷ 213,772 shares)(1)	$11.57

(1) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2024	(Unaudited)

LSV Emerging Markets Equity Fund
Investment Income:
Dividend Income	$377
Interest Income	12
Foreign Taxes Withheld	(68)

Total Investment Income	321

Expenses:
Investment Advisory Fees	120
Administration Fees	7
Distribution Fees - Investor Class	2
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Custodian Fees	47
Transfer Agent Fees	20
Registration and Filing Fees	20
Printing Fees	3
Professional Fees	2
Insurance and Other Fees	8

Total Expenses	231
Less: Waiver of Investment Advisory Fees	(108)
Less: Fees Paid Indirectly — (see Note 4)	(2)

Net Expenses	121

Net Investment Income	200

Net Realized Gain on Investments	469
Net Realized Loss on Foreign Currency Transactions	(11)
Net Realized Loss on Foreign Capital Gains Tax	(38)
Net Change in Unrealized Appreciation on Investments	3,592
Net Change in Unrealized Depreciation on Foreign Capital Gains Tax on Appreciated Securities	(140)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(1)

Net Realized and Unrealized Gain on Investments	3,871

Net Increase in Net Assets Resulting from Operations	$4,071

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2024 (Unaudited) and for the year ended October 31, 2023

	LSV Emerging Markets Equity Fund
	11/1/2023 to 04/30/2024	11/1/2022 to 10/31/2023
Operations:
Net Investment Income	$200	$768
Net Realized Gain (Loss)	420	(396)
Net Change in Unrealized Appreciation	3,451	3,162

Net Increase in Net Assets Resulting from Operations	4,071	3,534

Distributions
Institutional Class Shares	(1,027)	(589)
Investor Class Shares	(79)	(31)

Total Distributions	(1,106)	(620)

Capital Share Transactions:
Institutional Class Shares:
Issued	2,478	1,782
Reinvestment of Dividends and Distributions	1,027	588
Redeemed	(1,288)	(1,961)

Net Increase from Institutional Class Shares Transactions	2,217	409

Investor Class Shares:
Issued	1,834	756
Reinvestment of Dividends and Distributions	79	31
Redeemed	(1,004)	(415)

Net Increase from Investor Class Shares Transactions	909	372

Net Increase in Net Assets Derived from Capital Share Transactions	3,126	781

Total Increase in Net Assets	6,091	3,695

Net Assets:
Beginning of Period	20,287	16,592

End of Year/Period	$26,378	$20,287

Shares Transactions:
Institutional Class:
Issued	222	178
Reinvestment of Dividends and Distributions	93	62
Redeemed	(115)	(197)

Total Institutional Class Share Transactions	200	43

Investor Class:
Issued	166	75
Reinvestment of Dividends and Distributions	7	3
Redeemed	(90)	(41)

Total Investor Class Share Transactions	83	37

Net Increase in Shares Outstanding	283	80

Amounts designated as “—” are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period. For the six months ended April 30, 2024 (Unaudited) and for the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Emerging Markets Equity Fund
Institutional Class Shares
2024*	$10.18	$0.09	$1.84	$1.93	$(0.53)	$–	$(0.53)	$11.58	19.16%	$23,905	0.99%	1.90%	1.68%	7%
2023	8.67	0.39	1.44	1.83	(0.32)	–	(0.32)	10.18	21.39	18,960	1.19	1.85	3.87	17
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19
2019**	10.00	0.27	0.01	0.28	–	–	–	10.28	2.80	6,416	1.20	4.20	3.38	5
Investor Class Shares
2024*	$10.15	$0.08	$1.85	$1.93	$(0.51)	$–	$(0.51)	$11.57	19.22%	$2,473	1.24%	2.15%	1.45%	7%
2023	8.65	0.37	1.43	1.80	(0.30)	–	(0.30)	10.15	21.02	1,327	1.45	2.09	3.65	17
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19
2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19
2019**	10.00	0.15	0.13	0.28	–	–	–	10.28	2.80	184	1.48 (2)	3.89	1.92	5

*	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.

**	Commenced operations on January 17, 2019. All ratios for the period have been annualized

†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2)  Ratio reflects the impact of the low level of average Net Assets. Under normal asset levels, the ratio of expenses to Average Net Assets would have been 1.45%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2024	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be

Notes to Financial Statements

April 30, 2024	(Unaudited)

an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2024, the total market value of securities were valued based on the fair value prices provided by ICE were $226,798 (000) or 86.0% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the Six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax

Notes to Financial Statements

April 30, 2024	(Unaudited)

benefits as income tax expense in the Statement of Operations. During the Six month ended April 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ under-standing of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser.

Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2024, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$639	$639	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund

Notes to Financial Statements

April 30, 2024	(Unaudited)

based on the number of funds and/or average daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month ended April 30, 2024, the Fund incurred $7,217 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six month ended April 30, 2024, the Fund incurred $2,488 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six month ended April 30, 2024, the Fund earned $1652 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 1.20% and 1.45% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2025. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six month ended April 30, 2024.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month ended April 30, 2024, were as follows (000):

Purchases	$3,540
Sales	$1,745

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs and foreign capital gains tax.

Notes to Financial Statements

April 30, 2024	(Unaudited)

There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2023.

The tax character of dividends and distributions paid during the years ended October 31, 2023 and 2022 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2023	$620	$—	$620
2022	718	632	1,350

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$986
Capital Loss Carryforward	(388)
Other Temporary Differences	2
Unrealized Depreciation	(1,319)

Total Accumulated Losses	$(719)

As of October 31, 2023, the Fund has short-term and long-term capital loss carryforwards of $2 (000) and $386 (000), respectively.

During the year ended October 31, 2023, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 23,492	$5,329	$(2,548)	$2,781

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign investment companies (PFICs).

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects

Notes to Financial Statements

April 30, 2024	(Unaudited)

on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Concentration of Shareholders:

At April 30, 2024, 79% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2024, 95% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial

Notes to Financial Statements

April 30, 2024	(Unaudited)

statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*

LSV Emerging Markets Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,191.60	0.99%	$5.40
Investor Class Shares	1,000.00	1,192.20	1.24	6.76

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.94	0.99%	$4.97
Investor Class Shares	1,000.00	1,018.70	1.24	6.22

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-010-0600

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024